Fees Summary	Oct. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 538,042,665.67
Previously Paid Amount	0.00
Total Fee Amount	46,809.71
Total Offset Amount	0.00
Net Fee	$ 46,809.71
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A